Shareholders' Equity (Details) - Schedule of share option activity and related information $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule Of Share Option Activity And Related Information Abstract
Number of shares upon exercise, Outstanding, Beginning balance | shares	413,175
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 19.58
Weighted- average remaining contractual term (in years)	5 years 9 months 14 days
Aggregate intrinsic value Outstanding, Beginning balance | $	$ 54,815
Number of shares upon exercise, Granted | shares	356,933
Weighted average exercise price, Granted | $ / shares	$ 95.04
Weighted-Average Remaining Contractual Term (in years), Granted
Aggregate intrinsic value, Granted | $
Number of shares upon exercise, Exercised | shares	(38,559)
Weighted average exercise price, Exercised | $ / shares	$ 17.86
Weighted-Average Remaining Contractual Term (in years), Exercised
Aggregate intrinsic value, Exercised | $	$ 1,086
Number of shares upon exercise, Forfeited | shares	(63,227)
Weighted average exercise price, Forfeited | $ / shares	$ 99.63
Weighted-Average Remaining Contractual Term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of shares upon exercise, Outstanding, Ending balance | shares	668,322
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 52.66
Weighted- average remaining contractual term (in years), Outstanding, Ending balance	6 years 8 months 4 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 2,310
Number of shares upon exercise, Exercisable | shares	339,777
Weighted average exercise price, Exercisable | $ / shares	$ 17.66
Weighted- average remaining contractual term (in years), Exercisable	4 years 5 months 1 day
Aggregate intrinsic value, Exercisable | $	$ 2,288